Capital - Additional Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in the share capital
Total shareholders’ equity	€ 57,863,000	€ 116,333,000	€ 54,151,000	€ 107,440,000
Par value per share (in EUR per share)	€ 0.05
Exercise and subscription of equity instruments	€ 348,000	191,000
Number of own shares (in shares)	18,575		18,575
BSAAR 2012
Disclosure of changes in the share capital
Number of equity instruments converted in ordinary shares (in shares)	47,100
Share issued, price per share (in EUR per share)	€ 2.04
Company saving plan
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	223,593
Company saving plan, employer top-up
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	163,293
BSA 2013
Disclosure of changes in the share capital
Number of equity instruments converted in ordinary shares (in shares)	33,860
Share issued, price per share (in EUR per share)	€ 2.36
Company saving plan, employee contribution
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)	60,300
Share issued, price per share (in EUR per share)	€ 2.85
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)	80,516,622
Par value per share (in EUR per share)	€ 0.05
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	6,514
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Total number of shares issued (in shares)	7,581
Share capital
Disclosure of changes in the share capital
Total shareholders’ equity	€ 4,026,536	3,988,000	€ 4,011,000	€ 3,978,000
Exercise and subscription of equity instruments	€ 15,228	€ 11,000
Share capital | Ordinary Shares
Disclosure of changes in the share capital
Total number of shares issued (in shares)	80,516,622	79,753,657	80,212,069	79,542,627
Exercise and subscription of equity instruments (in shares)	304,553	211,030
Share premium
Disclosure of changes in the share capital
Total shareholders’ equity	€ 381,371,000	€ 377,998,000	€ 379,637,000	€ 375,220,000
Exercise and subscription of equity instruments	€ 332,621	€ 181,000